Short-Term Investment (Details) - Schedule of short-term investment - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Short-Term Debt [Line Items]
Bank Wealth Management	$ 265,836	$ 1,024,443
Securities	568,467	156,329
Total short-term investment	834,303	1,180,772
Level 1 [Member]
Short-Term Debt [Line Items]
Bank Wealth Management
Securities
Total short-term investment
Level 2 [Member]
Short-Term Debt [Line Items]
Bank Wealth Management	265,836	1,024,443
Securities	568,467	156,329
Total short-term investment	834,303	1,180,772
Level 3 [Member]
Short-Term Debt [Line Items]
Bank Wealth Management
Securities
Total short-term investment